ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Assumptions utilized to calculate ECL (Detail)	Dec. 31, 2024
Personal and Business Banking
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	30.00%
Personal and Business Banking | Inflation Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	35.60%
Personal and Business Banking | Inflation Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	23.10%
Personal and Business Banking | Inflation Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	46.00%
Personal and Business Banking | Private Sector Wage | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	14.20%
Loss given default	14.20%
Personal and Business Banking | Private Sector Wage | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	12.50%
Loss given default	12.50%
Personal and Business Banking | Private Sector Wage | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	12.30%
Loss given default	12.30%
Personal and Business Banking | Private sector deposits | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	75.30%
Personal and Business Banking | Private sector deposits | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	64.10%
Personal and Business Banking | Private sector deposits | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	77.20%
Personal and Business Banking | Badlar Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	30.90%
Personal and Business Banking | Badlar Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	23.20%
Personal and Business Banking | Badlar Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	40.00%
Corporate Banking | Private Sector Wage | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	14.20%
Corporate Banking | Private Sector Wage | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	12.50%
Corporate Banking | Private Sector Wage | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	12.30%
Corporate Banking | Monthly Economic Activity Estimator | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	152.00%
Corporate Banking | Monthly Economic Activity Estimator | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	152.00%
Corporate Banking | Monthly Economic Activity Estimator | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	149.00%
Corporate Banking | Badlar Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	152.00%
Corporate Banking | Badlar Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	152.00%
Corporate Banking | Badlar Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	149.00%
Corporate Banking | Private sector loans | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	36.00%
Corporate Banking | Private sector loans | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	23.10%
Corporate Banking | Private sector loans | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	46.00%